Note 39 - Current and Non-Current Liabilities (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Amounts recovered or settled within one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	€ 604,227	€ 582,924
Central bank funds purchased and securities sold under repurchase agreements	517	297
Securities loaned	13	24
Financial liabilities at fair value through profit or loss	384,020	398,204
Other short-term borrowings	5,122	4,034	[1]
Other liabilities	107,343	92,314
Provisions	2,449	2,641
Liabilities for current tax	240	411
Long-term debt	46,622	49,434
Trust preferred securities	500	528
Total liabilities before deferred tax liabilities	1,151,052	1,130,811	[1]
Amounts recovered or settled after one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	24,956	21,472
Central bank funds purchased and securities sold under repurchase agreements	56	450
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	4,118	2,653
Other short-term borrowings	0	0
Other liabilities	6,305	5,482
Provisions	0	0
Liabilities for current tax	148	189
Long-term debt	84,903	95,051
Trust preferred securities	0	0
Total liabilities before deferred tax liabilities	120,486	125,297	[1]
Total [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	629,183	604,396
Central bank funds purchased and securities sold under repurchase agreements	573	747
Securities loaned	13	24
Financial liabilities at fair value through profit or loss	388,138	400,857
Other short-term borrowings	5,122	4,034	[1]
Other liabilities	113,648	97,795
Provisions	2,449	2,641
Liabilities for current tax	388	600
Long-term debt	131,525	144,485
Trust preferred securities	500	528
Total liabilities before deferred tax liabilities	1,271,538	1,256,108	[1]
Deferred tax liabilities	538	498
Total liabilities	€ 1,272,076	€ 1,256,606

[1]	Prior year’s comparatives aligned to presentation in the current year .